Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gain (loss) on derivative instruments
Realized gain (loss)	$ (3,637)	$ 879	$ 2,264
Unrealized gain (loss)	(22,042)	(18,676)	1,775
Total realized and unrealized gain (loss) on derivative instruments	(25,679)	(17,797)	4,039
Interest rate swap contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(3,528)	3,812	1,180
Unrealized gain (loss)	(21,795)	(20,663)	4,429
Foreign exchange forward contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(109)	(2,933)	1,084
Unrealized gain (loss)	$ (247)	$ 1,987	$ (2,654)